Income Taxes - Summary of Reconciliation of U.S. Federal Statutory Income Tax Rate and Effective Income Tax Rate (Detail)	1 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. federal statutory rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%	35.00%
State and local income taxes – net of federal tax benefits	(0.99%)					(1.50%)	4.84%
Foreign rate difference	0.06%					(0.14%)	1.28%
Change in valuation allowance	(12.37%)					(0.00%)	(13.81%)
GILTI inclusion	(0.34)					2.71	3.41
Transaction cost	(3.14%)					(1.09%)	0.00%
Share-based compensation	(2.23%)					(0.40%)	0.47%
Rate change impact	0.00%					0.00%	1.37%
US research and development credit	0.35%					0.85%	(2.03%)
Withholding tax	0.00%					(1.90%)	0.78%
Other nondeductible items	(0.01%)					(0.24%)	(0.60%)
Effective rate	2.33%	17.30%	45.60%	21.40%	75.30%	19.29%	16.71%